BUSINESS ACQUISITIONS (Details 2B) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Pro Forma [Member]
Business Acquisition [Line Items]
Revenue, pro forma	$ 380,325	$ 289,732
Net loss, pro forma	$ (2,682,161)	$ (4,139,821)
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ (0.07)	$ (0.11)
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ (0.07)	$ (0.11)
Shares used in computed net loss per common share, Basic	40,413,334	36,139,486
Shares used in computed net loss per common share, Diluted	40,413,334	36,139,486
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Revenue, pro forma	$ 380,325	$ 279,872
Net loss, pro forma	$ (2,366,031)	$ (2,525,029)
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ (0.06)	$ (0.11)
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ (0.06)	$ (0.10)
Shares used in computed net loss per common share, Basic	37,909,664	23,191,829
Shares used in computed net loss per common share, Diluted	37,909,664	23,191,829